Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Jan. 12, 2024 shares	Dec. 13, 2023 shares	Dec. 10, 2023 USD ($) $ / shares shares	Nov. 21, 2023	Nov. 20, 2023	Jun. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares
Stockholders Equity Note [Line Items]
Number of shares authorized							2,000,000,000
Par value of shares authorized | $ / shares							$ 0.0001
Common stock, shares authorized							1,900,000,000	1,900,000,000
Preferred stock, shares authorized							100,000,000	100,000,000
Common stock dividends declared | $							$ 0
Common stock shares voting rights							The holder of each Class A common stock is entitled to one vote, the holder of each share of Class X common stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C common stock is not entitled to any voting powers.
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001
Issuance and sale of shares		420,769
Warrants or rights exercise price per share | $ / shares									$ 126
Warrant expiry date			Jun. 13, 2029
Change in FV of warrant liabilities | $							$ (2,679)	$ (8,322)
Gross proceeds from common stock warrants | $			$ 3,300
Reverse stock split				0.02
Reverse stock split term							At the 2023 Annual Shareholder Meeting, which was held on November 20, 2023, our stockholders approved an amendment to our second amended and restated certificate of incorporation to effect a reverse stock split of all of our issued and outstanding common stock by a ratio in the range of 1-for-10 to 1-for-50. On November 21, 2023, we effected a 1-for-50 reverse stock split of our issued and outstanding common stock. The reverse stock split ratio and the implementation and the timing of the reverse stock split were determined by our Board. The reverse stock split did not change the authorized number of shares or the par value of our common stock or preferred stock, but did effect a proportional adjustment to the number of common stock outstanding, the per share exercise price and the number of shares of common stock issuable upon the exercise of outstanding stock options, the number of shares of common stock issuable upon the vesting of restricted stock awards (“RSU’s”), the number of shares of common stock under the Employee Stock Purchase Plan (the “ESPP”), the conversion rate of our outstanding warrants into common stock and the number of shares of common stock eligible for issuance under our 2021 Stock Plan (the “2021 Plan”). No fractional shares were issued in connection with the reverse stock split. Each stockholder’s percentage ownership and proportional voting power generally remained unchanged as a result of the reverse stock split.
Maximum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split					0.02
Minimum [Member]
Stockholders Equity Note [Line Items]
Reverse stock split					0.1
Pre-Funded Warrants [Member]
Stockholders Equity Note [Line Items]
Change in FV of warrant liabilities | $			3,300
Gross proceeds from common stock warrants | $			400
Common Stock [Member]
Stockholders Equity Note [Line Items]
Gross proceeds from common stock warrants | $			1,600
Reverse stock split				0.02
The Forfeiture Agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares, forfeited						160,000
Consideration paid for forfeiture of shares | $						$ 0
Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Proceeds from issuance, net of placement agent fees | $			$ 4,900
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Stockholders Equity Note [Line Items]
Shares issued issue price per share | $ / shares			$ 9.7499
Warrants or rights exercise price per share | $ / shares			$ 0.0001
Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member] | Maximum [Member]
Stockholders Equity Note [Line Items]
Issuance and sale of shares			122,821
Private Placement [Member] | Pre-Funded Warrants [Member]
Stockholders Equity Note [Line Items]
Issuance and sale of shares			543,590
Warrants or rights exercise price per share | $ / shares			$ 11.24
Private Placement [Member] | Common Stock [Member]
Stockholders Equity Note [Line Items]
Issuance and sale of shares			543,590
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized							1,600,000,000	1,600,000,000
Common stock shares voting rights							one vote
Common stock, par value | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Warrants or rights exercise price per share | $ / shares							$ 11.24
Common Class A [Member] | Pre-Funded Warrants [Member] | Subsequent Event [Member]
Stockholders Equity Note [Line Items]
Conversion of stock, shares converted	122,821
Common Class A [Member] | The Forfeiture Agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares, forfeited						63,999
Common Class A [Member] | Securities Purchase Agreement [Member]
Stockholders Equity Note [Line Items]
Issuance and sale of shares			420,769
Shares issued issue price per share | $ / shares			$ 9.75
Common Class X [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized							200,000,000
Common stock shares voting rights							ten votes
Common Class X [Member] | The Forfeiture Agreement [Member]
Stockholders Equity Note [Line Items]
Number of shares, forfeited						96,001
Common stock, par value | $ / shares						$ 0.0001
Common Class C [Member]
Stockholders Equity Note [Line Items]
Common stock, shares authorized							100,000,000	100,000,000
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001